Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2018	2017	2016
	(in € millions)
Premium
Revenue	4,717	3,674	2,657
Cost of revenue	3,461	2,868	2,221
Gross profit	1,256	806	436
Ad-Supported
Revenue	542	416	295
Cost of revenue	445	373	330
Gross (loss)/profit	97	43	(35)
Consolidated
Revenue	5,259	4,090	2,952
Cost of revenue	3,906	3,241	2,551
Gross profit	1,353	849	401

Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax	The reconciliation between reportable segment gross profit to our loss before tax is as follows:
	2018	2017	2016
	(in € millions)
Segment gross profit	1,353	849	401
Research and development	(493)	(396)	(207)
Sales and marketing	(620)	(567)	(368)
General and administrative	(283)	(264)	(175)
Finance income	455	118	152
Finance costs	(584)	(974)	(336)
Share in (losses)/earnings of associate	(1)	1	(2)
Loss before tax	(173)	(1,233)	(535)

Summary of Revenue and Non-current Asset by Geographic Country	Revenue by country
	2018	2017	2016
	(in € millions)
United States	1,973	1,577	1,173
United Kingdom	576	444	342
Luxembourg	3	3	1
Other countries	2,707	2,066	1,436
	5,259	4,090	2,952

Property and Equipment
Disclosure Of Operating Segments [Line Items]
Summary of Revenue and Non-current Asset by Geographic Country	Non-current assets for this purpose consists of property and equipment.
	2018	2017	2016
	(in € millions)
Sweden	29	32	12
United States	142	28	50
United Kingdom	19	6	19
Other countries	7	7	4
	197	73	85